1
The Gabelli Equity Income Fund
Schedule of Investments — June 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.8%
Aerospace  — 0.5%
2,000 Lockheed Martin Corp. ............................. $ 859,920
8,200 Rockwell Automation Inc. ......................... 1,634,342
2,494,262
Agriculture  — 0.9%
50,000 Archer-Daniels-Midland Co. ...................... 3,880,000
11,000 The Mosaic Co. ........................................ 519,530
4,399,530
Automotive  — 0.2%
10,000 PACCAR Inc. ............................................ 823,400
Automotive: Parts and Accessories  — 5.0%
76,000 Dana Inc. ................................................. 1,069,320
183,200 Genuine Parts Co. ..................................... 24,365,600
25,434,920
Broadcasting  — 0.2%
45,000 Liberty Global plc, Cl. A† .......................... 947,250
9,000 Liberty Global plc, Cl. C† .......................... 198,810
1,146,060
Building and Construction  — 1.5%
30,000 Carrier Global Corp. .................................. 1,069,800
40,500 Fortune Brands Home & Security Inc. ....... 2,425,140
22,700 Herc Holdings Inc. .................................... 2,046,405
47,500 Johnson Controls International plc ............ 2,274,300
7,815,645
Business Services  — 3.6%
11,000 Automatic Data Processing Inc. ................ 2,310,440
26,500 Mastercard Inc., Cl. A ............................... 8,360,220
2,400 MSC Industrial Direct Co. Inc., Cl. A .......... 180,264
32,000 Pentair plc ................................................ 1,464,640
18,500 S&P Global Inc. ........................................ 6,235,610
18,551,174
Cable and Satellite  — 0.6%
129,000 DISH Network Corp., Cl. A† ...................... 2,312,970
16,000 EchoStar Corp., Cl. A† .............................. 308,800
12,000 Liberty Media Corp. - Liberty Braves,
Cl. A† ................................................... 301,800
2,923,570
Communications Equipment  — 0.3%
42,000 Corning Inc. ............................................. 1,323,420
Computer Hardware  — 1.8%
39,000 Apple Inc. ................................................ 5,332,080
25,700 International Business Machines Corp. ...... 3,628,583
8,960,663
Computer Software and Services  — 2.1%
90,000 Hewlett Packard Enterprise Co. ................. 1,193,400
37,500 Microsoft Corp. ........................................ 9,631,125
10,824,525
Shares
Market
Value
Consumer Products  — 8.1%
6,000 Edgewell Personal Care Co. ...................... $ 207,120
50,000 Energizer Holdings Inc. ............................. 1,417,500
30,000 Essity AB, Cl. A ......................................... 781,544
1,000 National Presto Industries Inc. .................. 65,640
34,000 Reckitt Benckiser Group plc ...................... 2,553,652
3,400,000 Swedish Match AB ................................... 34,632,322
41,000 Unilever plc, ADR ..................................... 1,879,030
41,536,808
Consumer Services  — 0.1%
1,600 Allegion plc .............................................. 156,640
15,000 Rollins Inc. ............................................... 523,800
680,440
Diversified Industrial  — 5.2%
78,000 Crane Holdings Co. ................................... 6,829,680
34,000 Eaton Corp. plc ......................................... 4,283,660
1,500 Honeywell International Inc. ...................... 260,715
8,824 Ingersoll Rand Inc. ................................... 371,314
48,000 ITT Inc. .................................................... 3,227,520
36,500 Jardine Matheson Holdings Ltd. ................ 1,918,440
22,000 nVent Electric plc ...................................... 689,260
108,000 Textron Inc. .............................................. 6,595,560
154,000 Toray Industries Inc. ................................. 863,980
8,000 Trane Technologies plc ............................. 1,038,960
22,000 Trinity Industries Inc. ................................ 532,840
26,611,929
Electronics  — 2.0%
6,500 Sony Group Corp. ..................................... 531,526
30,000 Sony Group Corp., ADR ............................ 2,453,100
48,500 TE Connectivity Ltd. .................................. 5,487,775
10,000 Texas Instruments Inc. ............................. 1,536,500
10,008,901
Energy and Utilities: Electric  — 0.4%
7,500 Avangrid Inc. ............................................ 345,900
20,000 Korea Electric Power Corp., ADR† ............. 175,600
8,000 Portland General Electric Co. ..................... 386,640
63,000 The AES Corp. .......................................... 1,323,630
2,231,770
Energy and Utilities: Integrated  — 0.6%
50,000 Energy Transfer LP ................................... 499,000
21,000 Eni SpA .................................................... 249,295
6,500 Iberdrola SA, ADR .................................... 268,905
57,000 OGE Energy Corp. ..................................... 2,197,920
3,215,120
Energy and Utilities: Natural Gas  — 2.3%
105,500 National Fuel Gas Co. ................................ 6,968,275
11,500 ONE Gas Inc. ............................................ 933,685
59,000 ONEOK Inc. .............................................. 3,274,500

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Natural Gas (Continued)
7,500 Southwest Gas Holdings Inc. .................... $ 653,100
11,829,560
Energy and Utilities: Oil  — 3.2%
2,000 Callon Petroleum Co.† .............................. 78,400
43,400 Chevron Corp. .......................................... 6,283,452
4,500 ConocoPhillips ......................................... 404,145
7,200 Devon Energy Corp. .................................. 396,792
12,000 Exxon Mobil Corp. .................................... 1,027,680
57,400 Hess Corp. ............................................... 6,080,956
18,000 Marathon Petroleum Corp. ........................ 1,479,780
13,500 TotalEnergies SE, ADR .............................. 710,640
16,461,845
Energy and Utilities: Services  — 0.6%
4,000 Dril-Quip Inc.† .......................................... 103,200
84,000 Halliburton Co. ......................................... 2,634,240
10,000 Schlumberger NV ..................................... 357,600
3,095,040
Energy and Utilities: Water  — 0.2%
4,200 Essential Utilities Inc. ............................... 192,570
20,000 Severn Trent plc ....................................... 661,968
854,538
Entertainment  — 1.7%
40,000 Grupo Televisa SAB, ADR ......................... 327,200
6,000 Madison Square Garden Entertainment
Corp.† .................................................. 315,720
2,500 Madison Square Garden Sports Corp.† ..... 377,500
287,000 Paramount Global, Cl. A ............................ 7,823,620
8,844,040
Environmental Services  — 0.2%
7,500 Republic Services Inc. .............................. 981,525
Equipment and Supplies  — 4.7%
6,500 A.O. Smith Corp. ...................................... 355,420
14,000 Danaher Corp. .......................................... 3,549,280
158,000 Flowserve Corp. ....................................... 4,523,540
50,000 Graco Inc. ................................................ 2,970,500
18,500 Minerals Technologies Inc. ....................... 1,134,790
144,400 Mueller Industries Inc. .............................. 7,695,076
15,000 Parker-Hannifin Corp. ............................... 3,690,750
23,919,356
Financial Services  — 13.0%
2,200 Alleghany Corp.† ...................................... 1,832,820
19,000 AllianceBernstein Holding LP .................... 790,020
19,000 American Express Co. ............................... 2,633,780
20,000 Ameris Bancorp ....................................... 803,600
4,500 Argo Group International Holdings Ltd. ..... 165,870
5,195 Banco Santander Chile, ADR ..................... 84,627
125,000 Bank of America Corp. .............................. 3,891,250
Shares
Market
Value
12,000 BNP Paribas SA ........................................ $ 570,483
40,500 Interactive Brokers Group Inc., Cl. A ......... 2,227,905
15,000 Jefferies Financial Group Inc. .................... 414,300
8,500 JPMorgan Chase & Co. ............................. 957,185
51,000 Julius Baer Group Ltd. .............................. 2,352,737
21,000 Kinnevik AB, Cl. A† ................................... 346,929
63,500 Loews Corp. ............................................. 3,763,010
11,200 M&T Bank Corp. ....................................... 1,785,168
16,200 Marsh & McLennan Companies Inc. .......... 2,515,050
10,000 Morgan Stanley ........................................ 760,600
5,800 Popular Inc. ............................................. 446,194
64,000 SLM Corp. ............................................... 1,020,160
122,000 State Street Corp. ..................................... 7,521,300
6,000 T. Rowe Price Group Inc. .......................... 681,660
297,000 The Bank of New York Mellon Corp. .......... 12,387,870
15,000 The Goldman Sachs Group Inc. ................. 4,455,300
24,300 The PNC Financial Services Group Inc. ...... 3,833,811
53,000 Valley National Bancorp ............................ 551,730
118,000 Webster Financial Corp. ............................ 4,973,700
113,000 Wells Fargo & Co. .................................... 4,426,210
66,193,269
Food and Beverage  — 17.4%
1,000 Anheuser-Busch InBev SA/NV ................... 53,823
203,500 Brown-Forman Corp., Cl. A ....................... 13,764,740
34,000 Campbell Soup Co. ................................... 1,633,700
19,000 Coca-Cola Europacific Partners plc ............ 980,590
10,000 Coca-Cola Femsa SAB de CV, ADR ............ 552,800
5,800 Constellation Brands Inc., Cl. A ................. 1,351,748
35,000 Danone SA ............................................... 1,953,484
35,000 Davide Campari-Milano NV ....................... 368,066
49,500 Diageo plc, ADR ....................................... 8,618,940
81,500 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 5,500,435
1,000 General Mills Inc. ..................................... 75,450
1,725,000 Grupo Bimbo SAB de CV, Cl. A .................. 5,636,627
93,000 Heineken NV ............................................ 8,478,963
132,000 ITO EN Ltd. .............................................. 5,915,094
17,500 Kellogg Co. .............................................. 1,248,450
4,000 McCormick & Co. Inc. .............................. 332,120
31,200 McCormick & Co. Inc., Non-Voting ........... 2,597,400
34,000 Mondelēz International Inc., Cl. A .............. 2,111,060
31,800 Nestlé SA ................................................. 3,712,137
54,000 Nissin Foods Holdings Co. Ltd. ................. 3,729,216
31,300 PepsiCo Inc. ............................................. 5,216,458
23,800 Pernod Ricard SA ..................................... 4,372,194
31,200 Remy Cointreau SA .................................. 5,450,430
30,000 Sapporo Holdings Ltd. .............................. 665,537
10,000 The Coca-Cola Co. .................................... 629,100
1,000 The Hershey Co. ....................................... 215,160
50,000 The Kraft Heinz Co. ................................... 1,907,000

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
32,000 Yakult Honsha Co. Ltd. ............................. $ 1,846,698
88,917,420
Health Care  — 5.0%
4,000 Abbott Laboratories .................................. 434,600
3,000 AbbVie Inc. .............................................. 459,480
3,500 Alcon Inc. ................................................ 244,615
75,000 Baxter International Inc. ............................ 4,817,250
4,400 Bio-Rad Laboratories Inc., Cl. A† .............. 2,178,000
88,000 Bristol-Myers Squibb Co. .......................... 6,776,000
69,500 Demant A/S† ............................................ 2,607,639
8,000 GSK plc, ADR ........................................... 348,240
29,700 Henry Schein Inc.† ................................... 2,279,178
16,000 Merck & Co. Inc. ...................................... 1,458,720
12,000 Novartis AG, ADR ..................................... 1,014,360
1,600 Organon & Co. ......................................... 54,000
20,000 Pfizer Inc. ................................................ 1,048,600
42,500 Roche Holding AG, ADR ........................... 1,772,675
2,000 Zimmer Biomet Holdings Inc. ................... 210,120
170 Zimvie Inc.† ............................................. 2,722
25,706,199
Hotels and Gaming  — 0.1%
12,000 MGM Resorts International ....................... 347,400
1,500 Wynn Resorts Ltd.† .................................. 85,470
432,870
Machinery  — 3.3%
6,000 Caterpillar Inc. .......................................... 1,072,560
48,500 Deere & Co. ............................................. 14,524,295
9,500 Otis Worldwide Corp. ............................... 671,365
8,700 Xylem Inc. ................................................ 680,166
16,948,386
Metals and Mining  — 2.1%
78,000 Freeport-McMoRan Inc. ............................ 2,282,280
136,500 Newmont Corp. ........................................ 8,144,955
10,427,235
Paper and Forest Products  — 0.1%
21,500 Svenska Cellulosa AB SCA, Cl. A ............... 319,881
Publishing  — 0.0%
3,000 Value Line Inc. ......................................... 198,150
Real Estate Investment Trusts  — 0.5%
8,000 Indus Realty Trust Inc. .............................. 474,880
65,000 Weyerhaeuser Co. .................................... 2,152,800
2,627,680
Retail  — 5.1%
14,000 Cie Financiere Richemont SA, Cl. A ........... 1,490,703
23,000 Copart Inc.† ............................................. 2,499,180
7,200 Costco Wholesale Corp. ............................ 3,450,816
89,000 CVS Health Corp. ...................................... 8,246,740
Shares
Market
Value
53,000 Ingles Markets Inc., Cl. A .......................... $ 4,597,750
68,000 Seven & i Holdings Co. Ltd. ...................... 2,639,711
3,300 The Home Depot Inc. ................................ 905,091
59,000 Walgreens Boots Alliance Inc. ................... 2,236,100
1,000 Walmart Inc. ............................................ 121,580
26,187,671
Specialty Chemicals  — 1.0%
2,700 Albemarle Corp. ....................................... 564,246
2,500 Ashland Global Holdings Inc. .................... 257,625
7,200 FMC Corp. ................................................ 770,472
44,000 H.B. Fuller Co. .......................................... 2,649,240
2,000 NewMarket Corp. ..................................... 601,920
600 Quaker Chemical Corp. ............................. 89,712
4,933,215
Telecommunications  — 4.3%
105,000 BCE Inc. ................................................... 5,163,900
190,000 Deutsche Telekom AG, ADR ...................... 3,784,800
12,000 Orange SA, ADR ....................................... 141,240
3,000 Proximus SA ............................................ 44,218
65,000 Telefonica SA, ADR ................................... 333,450
122,000 Telephone and Data Systems Inc. .............. 1,926,380
94,000 TELUS Corp. ............................................ 2,094,320
170,000 Verizon Communications Inc. ................... 8,627,500
22,115,808
Transportation  — 1.8%
99,200 GATX Corp. .............................................. 9,340,672
Wireless Communications  — 0.1%
76,000 BT Group plc, Cl. A ................................... 172,355
17,000 Telesat Corp.† .......................................... 189,890
205 Telesat Corp., New York† .......................... 2,290
20,000 Turkcell Iletisim Hizmetleri A/S, ADR ......... 50,000
414,535
TOTAL COMMON STOCKS .................. 509,731,032
WARRANTS  — 0.0%
Retail  — 0.0%
28,000 Cie Financiere Richemont SA, expire
11/22/23† ............................................. 15,252
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.2%
$ 1,025,000 U.S. Treasury Bills,
1.515% to 1.683%††,
09/15/22 to 09/29/22 ............................ 1,021,398
TOTAL INVESTMENTS — 100.0%
(Cost $189,229,742) ............................. $ 510,767,682

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2022 (Unaudited)
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt